Significant accounting policies (Details Textual) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Aug. 12, 2014
SRV Joint Gas Ltd [Member]
Eliminated Liabilities [Line Items]
Advances to Affiliate	$ 9.1	$ 9.8
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net	29.4	28.4
SRV Joint Gas Two Ltd [Member]
Eliminated Liabilities [Line Items]
Advances to Affiliate	8.5	9.1
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net	32.4	31.2
Promissory note 1 [Member]
Eliminated Liabilities [Line Items]
Debt Instrument, Face Amount			48.5
Promissory note 2 [Member]
Eliminated Liabilities [Line Items]
Debt Instrument, Face Amount			101.5
Promissory note 3 [Member]
Eliminated Liabilities [Line Items]
Debt Instrument, Face Amount			$ 40.0